Employee Costs - Summary of Compensation of the Directors and Senior Management (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employees Benefit [abstract]
Wages and salaries	£ 29	£ 23	£ 28
Social security costs	3	4	4
Pension and other post-employment costs	3	3	3
Cost of share-based incentive plans	30	25	27
Key management personnel compensation	£ 65	£ 55	£ 62